Investment income and financing costs	12 Months Ended
Mar. 31, 2018
Investment income and financing costs
Investment income and financing costs

 5. Investment income and financing costs

Investment income comprises interest received from short-term investments and other receivables as well as certain foreign exchange movements. Financing costs mainly arise from interest due on bonds and commercial paper issued, bank loans and the results of hedging transactions used to manage foreign exchange and interest rate movements

	2018	2017	2016
	€m	€m	€m
Investment income:
Available-for-sale investments:
Dividends received	—	—	1
Loans and receivables at amortised cost	339	426	529
Fair value through the income statement (held for trading)	24	20	9
Other[1]	322	28	—
	685	474	539
Financing costs:
Items in hedge relationships:
Other loans	74	170	224
Interest rate and cross-currency interest rate swaps	(128)	(235)	(127)
Fair value hedging instrument	48	22	(140)
Fair value of hedged item	(36)	(16)	166
Other financial liabilities held at amortised cost:
Bank loans and overdrafts	317	419	284
Bonds and other loans[2]	885	1,243	926
Interest (credit)/charge on settlement of tax issues[3]	(11)	47	19
Fair value through the income statement (held for trading):
Derivatives – forward starting swaps and futures	(75)	(244)	121
Other[1,4]	—	—	573
	1,074	1,406	2,046
Net financing costs	389	932	1,507

Notes:

1	Primarily comprises foreign exchange rate differences reflected in the income statement in relation to certain sterling and US dollar balances.
2	Amounts for 2018 include net foreign exchange losses of €181 million (2017: €533 million; 2016: €299 million).
3	Amounts for 2018 include a decrease (2017: increase, 2016: increase) in provision for potential interest on tax issues.
4	Interest capitalised for the year ended 31 March 2018 was €nil (2017: €nil, 2016: €nil).